Loan Portfolio and Allowance for Credit Losses - Recorded Investment in Non-Accrual Loans by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans			$ 18,800
Restructured real estate mortgages - 1 to 4 family			0
Total nonperforming loans		$ 20,672	18,800
New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]		15,122
Restructured real estate mortgages - 1 to 4 family	[1]		0
Total nonperforming loans	[1]	16,602	15,122
Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans			3,678
Restructured real estate mortgages - 1 to 4 family			0
Total nonperforming loans		4,070	3,678
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		1,983	329
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]	1,983	329
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		0	0
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		7	14
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]	7	14
Commercial [Member] | Other [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		15,946	14,954
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]	12,241	11,586
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		3,705	3,368
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		430	526
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]	425	432
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		5	94
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		2,255	2,847
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]	1,917	2,653
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		338	194
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		51	130
Installment [Member] | New York and Other States [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans	[1]	29	108
Installment [Member] | Florida [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total non-accrual loans		$ 22	$ 22

[1]	Includes New York, New Jersey, Vermont and Massachusetts.